RELATED PARTY TRANSACTIONS AND BALANCES - Narrative (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Unfunded capital commitments	$ 262,371,000
Provisions for doubtful debts related to receivables of related party transaction	0	$ 0
Single-Family Rental Investment Vehicles
Disclosure of transactions between related parties [line items]
Unfunded capital commitments	47,493,000
Excluding Single-Family Rental Investment Vehicles
Disclosure of transactions between related parties [line items]
Unfunded capital commitments	$ 214,878,000